Acquisition, integration and other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition, integration and other [Abstract]
Acquisition and integration costs	$ 11	$ 44	$ 1
Other	12	15	6
Acquisition, integration and other	$ 23	$ 59	$ 7